Right-of-Use Assets and Leases - ROU assets by asset class (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes in ROU assets:
Beginning balance	$ 3,668
Ending balance	4,178	$ 3,668
Cost
Changes in ROU assets:
Beginning balance	5,206	4,248
Additions and adjustments	963	423
Acquisition		1,425
Disposals	(54)	(176)
Divestures		(707)
Foreign exchange	28	(7)
Ending balance	6,143	5,206
Accumulated provision
Changes in ROU assets:
Beginning balance	(1,538)	(1,372)
Depreciation	(444)	(358)
Disposals	32	94
Divestures		96
Foreign exchange	15	2
Ending balance	$ (1,965)	$ (1,538)